AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 5, 1995.
                                                      File Nos. 33-
                                                            and 811-

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X
   Pre-Effective Amendment No.        ---                     ---
   Post-Effective Amendment No        ---                     ---

                                      and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                 X
   Amendment No.                      ---                     ---


                          KEYSTONE INSTITUTIONAL TRUST
            Keystone Institutional Small Capitalization Growth Fund
               (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 338-3200

              Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                             Boston, MA 02116-5034
                    (Name and Address of Agent for Service)

Registrant declares that it hereby elects pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 to register by this Registration Statement an indefinite number or amount of its securities under the Securities Act of 1933, as amended.

                 Approximate Date of Proposed Public Offering:
                As soon as possible after the effective date of
                            Registration Statement.

It is proposed that this filing will become effective:

---  immediately upon filing pursuant to paragraph (b) of Rule 485
---  on (date) pursuant to paragraph (b) of Rule 485
 X   60 days after filing pursuant to paragraph (a) of Rule 485 on (date)
---  pursuant to paragraph (a) of Rule 485

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                          KEYSTONE INSTITUTIONAL TRUST
            KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND

                                  CONTENTS OF

                             REGISTRATION STATEMENT

                  This Registration Statement consists of the
              following pages, items of information and documents:


                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                      Statement of Additional Information

                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24 (a) and (b)

                              Financial Statements

                         Report of Independent Auditors

                                Exhibit Listing

         PART C - OTHER INFORMATION - ITEMS 25-32- AND SIGNATURE PAGES

                        Number of Holders of Securities

                                Indemnification

                         Business and Other Connections

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                    Exhibits (including Powers of Attorney)

                          KEYSTONE INSTITUTIONAL TRUST
            KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND

Cross-Reference Sheet pursuant to Rule 495 under the Securities Act of 1933.


Items in
Part A of
Form N-1A          Prospectus Caption
---------          ------------------

     1             Cover Page

     2             Fee Table

     3             Performance Data

     4             Cover Page
                   The Trust
                   Investment Objective and Strategies
                   Investment Restrictions
                   Risk Factors

     5             Trust Management and Expenses

     6             The Trust
                   Dividends and Taxes
                   Trust Shares
                   Shareholder Services
                   Pricing Shares

     7             How to Buy Shares
                   Pricing Shares
                   Shareholder Services

     8             How to Redeem Shares

     9             Not Applicable

                          KEYSTONE INSTITUTIONAL TRUST
            KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND

Cross-Reference Sheet continued.

Items in
Part B of
Form N-1A          Statement of Additional Information Caption
---------          -------------------------------------------
     10            Cover Page

     11            Table of Contents

     12            Not applicable

     13            Investment Objective and Policies
                   Investment Restrictions
                   Valuation of Securities
                   Appendix

     14            Trustees and Officers

     15            Additional Information

     16            Investment Manager and Adviser
                   Principal Underwriter
                   Additional Information

     17            Brokerage

     18            Declaration of Trust

     19            Valuation of Securities

     20            Distributions and Taxes

     21            Principal Underwriter

     22            Standardized Total Return and Yield Quotations

     23            Financial Statements (to be filed by amendment)

                          KEYSTONE INSTITUTIONAL TRUST
            Keystone Institutional Small Capitalization Growth Fund


                                    PART A

                                   PROSPECTUS

-------------------------------------------------------------------------------
PROSPECTUS                                                    FEBRUARY __, 1996
-------------------------------------------------------------------------------

                          KEYSTONE INSTITUTIONAL TRUST
                  KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION
                                  GROWTH FUND

             200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116-5034

                      CALL TOLL FREE 1-800-633-4200 X3621

--------------------------------------------------------------------------------

         Keystone Institutional Trust (the "Trust") is a mutual fund that is authorized to issue more than one series of shares. At this time, the Trust issues only one series of shares, the Keystone Institutional Small Capitalization Growth Fund (the "Fund"), whose goal is long-term growth of capital.

         The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with small market capitalizations. Generally, the Fund intends to invest at least 80% of its total assets in small cap stocks.

         The Fund is designed primarily for institutional investors, and certain existing investment advisory clients of Keystone Investment Management Company, Fiduciary Investment Company, Inc., or any of their affiliates. Fund shares are sold at net asset value without an initial sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Furthermore, there is no provision for 12b-1 expenses in an effort to minimize fund expenses for shareholders.

         This prospectus sets forth concisely the information about the Fund that you should know before investing. Please read it and retain it for future reference.

         Additional information about the Fund is contained in a statement of additional information dated February __, 1996, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed above.

         Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                        Page

Fee Table .........................................................       3
The Fund ..........................................................       5
Investment Objective and Policies .................................       5
Investment Restrictions ...........................................       6
Risk Factors ......................................................       7
Pricing Shares ....................................................       8
Dividends and Taxes ...............................................       9
Fund Management and Expenses ......................................      10
How to Buy Shares .................................................      12
How to Redeem Shares ..............................................      14
Shareholder Services ..............................................      16
Performance Data ..................................................      17
Fund Shares .......................................................      18
Additional Information ............................................      18
Additional Investment Information .................................     (i)

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                   FEE TABLE
            Keystone Institutional Small Capitalization Growth Fund

         The purpose of the fee table is to assist investors in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Distribution Plan"; and "Shareholder Services."

Shareholder Transaction Expenses
         Sales Charge .............................             None
         Contingent Deferred Sales Charge .........             None
         Exchange Fee ............................              None

Annual Fund Operating Expenses(1)
(as a percentage of average net assets)
         Management Fee ...........................             0.80%
         12b-1 Fees ...............................             None
         Other Expenses ...........................             0.20%
                                                                -----

         Total Fund Operating Expenses ............             1.00%
                                                                =====

Example(2)

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

              1 Year      3 Years      5 Years      10 Years

                $10         $32          $55          $122

You would pay the following expenses on the same investment, assuming no redemption:

              1 Year      3 Years      5 Years      10 Years

                $10         $32          $55          $122

Amounts shown in the example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

--------------
     (1) Expense ratios are estimated for the Fund's fiscal period ending December 31, 1996.

     (2) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

--------------------------------------------------------------------------------
                                    THE FUND
--------------------------------------------------------------------------------

         The Trust is an open-end, diversified management investment company, commonly known as a mutual fund. The Trust was formed as a Massachusetts business trust on November __, 1995. The Fund is managed or advised by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.


--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

         The Fund's investment objective is to provide shareholders with long-term growth of capital. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with small market capitalizations. Generally, the Fund intends to invest at least 80% of its total assets in small cap stocks. For this purpose, companies with small market capitalizations are generally those with market capitalization of less than $1 billion and more than $100 million at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small cap for this purpose; however, the Fund intends to sell securities of companies whose capitalizations fall below $50 million or rise above $2 billion.

         Under normal economic conditions, the strategy is to remain essentially fully invested with cash reserves below 5% of the market value of the Fund. However, if market conditions warrant, the Fund may adopt a more defensive strategy to preserve shareholder's capital by investing in money market investments. Such instruments, which must mature within one year of their purchase, consist of United States ("U.S.") government securities; instruments, including certificates of deposit, demand and time deposits and bankers' acceptances, of banks that are members of the Federal Deposit Insurance Corporation and have at least $1 billion in assets as of the date of their most recently published financial statements; and prime commercial paper.

         The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 10% of the Fund's net assets.

         The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board monitors Keystone's implementation of such guidelines and procedures.

         At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.

         The Fund may enter into repurchase agreements for the purpose of investing cash balances held by the Fund. In addition, the Fund may lend its portfolio securities. The Fund retains the right to buy stock index futures as a means for increasing or decreasing market exposure but not for leverage purposes.

         For further information about the types of investments and investment techniques available to the Fund, and the risks associated therewith, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus and the statement of additional information.

         Of course, there can be no assurance that the Fund will achieve its investment objective since there is uncertainty in every investment.

         The investment objective of the Fund cannot be changed without a vote of the holders of a majority (as defined in the Investment Company Act of 1940 ("1940 Act")) of the Fund's outstanding shares.


--------------------------------------------------------------------------------
                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without the approval of a majority (as defined in the 1940 Act) of the Fund's outstanding shares. These restrictions and certain other fundamental restrictions are set forth in the statement of additional information.

         The Fund may not do the following: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities); and (2) borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets (computed at cost) or enter into reverse repurchase agreements provided that bank borrowings and reverse repurchase agreements, in aggregate, shall not exceed one-third of the value of the Fund's net assets.


--------------------------------------------------------------------------------
                                  RISK FACTORS
--------------------------------------------------------------------------------

         Like any investment, your investment in the Fund involves some degree of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENTS.

         The Fund seeks to provide long-term growth of capital by investing principally in equity securities of companies with small market capitalizations. The Fund is best suited to institutional investors who can afford to maintain their investments over a relatively long period of time, and who are seeking a fund which is aggressive and has the potential for high returns. The Fund involves a high degree of risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income.

         Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information".

         FUND RISKS. Investing in growth companies with small market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be less marketable than older, larger companies.

         A need for cash due to large liquidations from the Fund when the prices of small cap stocks are declining could result in losses to the Fund.

         Investing in the Fund involves the risk common to investing in any security, that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or expectations about those securities. The net asset value of the Fund's shares will change accordingly.

OTHER CONSIDERATIONS

         The Fund, which normally invests at least 65% of its assets in small cap stocks does not, by itself, constitute a balanced investment plan. The Fund may be appropriate as part of an overall investment program. Investors may wish to consult their financial advisers or consultants when considering what portion of their total assets to invest in small cap stocks.

         Past performance should not be considered representative of results for any future period of time.


--------------------------------------------------------------------------------
                                 PRICING SHARES
--------------------------------------------------------------------------------

         The net asset value of a Fund share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. Eastern time for the purpose of pricing Fund shares) except on days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is arrived at by determining the value of all of the Fund's assets, subtracting all liabilities and dividing the result by the number of shares outstanding.

  Current values for the Fund's securities are generally determined as follows:

    1. securities that are traded on a national securities exchange or on the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

    2. securities traded in the over-the-counter market, other than NMS, for which market quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

    3. instruments having maturities of more than sixty days for which market quotations are readily available are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Board of Trustees;

    4. instruments purchased with maturities of sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; instruments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and which, in either case, reflects fair value as determined by the Fund's Board of Trustees; and

    5. the following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available, (b) listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred, and (c) other assets.

         The Fund values portfolio securities traded on an established exchange on the basis of the last sales price. Securities traded in the over-the-counter market, for which complete quotations are available, are valued at the mean of the bid and the asked prices.

         The Fund values the short-term investments it purchases as follows: short-term investments purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market value; short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value; and short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market value and, in any case reflects fair value as determined by the Trust's Board of Trustees.

         All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Trust's Board of Trustees. See "Valuation of Securities" in the Fund's statement of additional information.


--------------------------------------------------------------------------------
                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

         The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code. The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company when it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year. Any taxable dividend declared in October, November, or December to shareholders of record in such month, and paid by the following January 31 will be includable in the taxable income of the shareholders as if paid on December 31 of the year in which the dividend was declared. If the Fund qualifies and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability. The Fund distributes its net income and net capital gains to its shareholders at least annually.

         Distributions are payable in shares of the Fund or, at the shareholder's option (which must be exercised before the record date for the distribution), in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge. Income dividends and net short-term gains distributions are taxable as ordinary income, and net long-term gains dividends are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. Dividends and distributions may also be subject to state and local taxes. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.


--------------------------------------------------------------------------------
                          FUND MANAGEMENT AND EXPENSES
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

         Under Massachusetts law, the Trust's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Trust's Board of Trustees, Keystone, the Fund's investment adviser, provides investment advice, management and administrative services to the Trust and the Fund.

INVESTMENT ADVISER

         Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"), located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a corporation privately owned by current and former members of management and certain employees of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the Trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates and the Keystone Investments Family of Funds.

         Pursuant to its Investment Advisory and Management Agreement (the "Advisory Agreement") with the Trust with respect to the Fund, Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund, provides all necessary office space, facilities, equipment and personnel and arranges, at the request of the Trust and the Fund, for its employees to serve as officers or agents of the Trust and the Fund.

         The Fund pays Keystone a fee for its services at the annual rates set forth below:

                                            Aggregate Net Asset
Management                                  Value of the Shares
Fee                                                 of the Fund
----------------------------------------------------------------
0.80% of the first                          $  100,000,000, plus
0.75% of the next                           $  150,000,000, plus
0.65% of amounts over                       $  250,000,000.

Keystone's fee is computed as of the close of business each business day and payable daily.

         The Advisory Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding shares of the Fund. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of Independent Trustees in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust on behalf of the Fund or Keystone. The Advisory Agreement will terminate automatically upon its assignment.

         The Trust has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

PORTFOLIO MANAGER

         Keystone's Small Cap Growth Team has been the Fund's Portfolio Manager since its inception. Members of the team are Christopher R. Ely, Philip C. Fine and David L. Smith. Mr. Ely is a Senior Vice President and Senior Portfolio Manager and has more than 15 years' investment experience. Mr. Fine is a Vice President and Portfolio Manager and has more than 7 years' investment experience. Mr. Smith is a Keystone Vice President and Portfolio Manager and has more than 10 years' investment experience. He is also a Chartered Financial Analyst.

FUND EXPENSES

         The Fund will pay all of its expenses. In addition to the investment advisory and management fees discussed above, the principal expenses that the Fund is expected to pay include, but are not limited to, expenses of its transfer, dividend disbursing and shareholder servicing agent and its custodian, fees of its independent auditors and legal counsel to the Independent Trustees; fees of its Independent Trustees; expenses of shareholders' and Trustees' meetings; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; expenses of preparing, printing and mailing Fund reports, prospectuses, notices, and proxy material; and certain extraordinary expenses. In addition to such expenses, the Fund pays its brokerage commissions, interest charges and taxes.

SECURITIES TRANSACTIONS

         Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. Due to the limited marketability of small cap stocks, the portfolio manager and trading desk employees may also utilize crossing networks to minimize transaction costs, especially in Over-The-Counter securities.

         Under certain circumstances, the Fund may pay higher commissions to broker-dealers that provide research services beneficial to the Fund. Keystone may use these services in advising the Fund as well as in advising its other clients.

PORTFOLIO TURNOVER

         High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders. For further information about brokerage and distributions, see the statement of additional information.


--------------------------------------------------------------------------------
                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

         You may purchase shares of the Fund through Fiduciary Investment Company, Inc. ("FICO" or the "Principal Underwriter"), the Fund's principal underwriter. The Principal Underwriter, an affiliate of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The Fund's shares are sold at the net asset value per share next computed after the Fund receives the purchase order on each day on which the Exchange is open for business. The initial purchase must be at least $2 million. The Fund will accommodate multiple shareholder accounts for an investor as small as $25,000 provided that the investor's aggregate investment in the Fund is at least $2 million or that the investor is an existing advisory client of Keystone. This provision for client subaccounts is intended to accommodate certain investors that require separate subaccounts for tax purposes. Subsequent purchases by an investor must be at least $100,000. Purchase payments are fully invested at net asset value. Shares of the Fund are sold without a sales charge at the time of purchase and are not subject to any charge at the time of redemption.

         Shares of the Fund are available only to institutional investors, and certain existing investment advisory clients of Keystone, FICO, or any of their affiliates.

         Shares are held in "open accounts," i.e., they are credited to the shareholder's account on the Fund's books. No certificates are issued. All orders for the purchase of shares are subject to acceptance by the Fund, which has the right to reject any order.

         Shares become entitled to income distributions declared on the first business day following receipt by the Fund's transfer agent of payment for the shares.

PURCHASES IN KIND

         The Fund may, in its discretion, require that proposed investments of $5 million or more in the Fund, be made in kind. This requirement is intended to minimize the effect of transaction costs on existing shareholders of the Fund. Such transaction costs, which may include broker's commissions and taxes or governmental fees, may, in such event, be borne by the proposed investor in shares of the Fund. Under these circumstances, the Fund would inform the investor of the securities and amounts that are acceptable to the Fund. The securities would then be purchased and then accepted by the Fund at their then market value in return for shares in the Fund of an equal value.

OPENING AN ACCOUNT

         First, telephone Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer agent and dividend disbursing agent, toll free at 1-800-633-2700 to open an account and obtain an account or wire identification number.

         Second, for more technical questions relating to Fund investment policies or current strategy, call Keystone Institutional Company, Inc. toll free at (800) 633-4200.

         Third, arrange with your bank to wire federal funds to KIRC's agent at the following address. (Please include your account number.)

                  State Street Bank and Trust Company
                  Boston, Massachusetts
                  ABA 011000028 Attn: Mutual Fund Division
                  For incoming wire A/C
                  For credit to Keystone Institutional Small
                    Capitalization Growth Fund
                  Client Name and/or Account Number:

         Fourth, complete and sign the Account Application and mail it to:

                  Keystone Investor Resource Center, Inc.
                  P.O. Box 2121
                  Boston, Massachusetts 02106-2121

         If KIRC deems it appropriate, additional documentation or verification of authority may be required, especially with respect to trust funds and taxable investors.

         Information on how to wire federal funds is available at any national bank or any state bank that is a member of the Federal Reserve System. The bank may charge for these services. Presently, there is no fee for receipt by KIRC of federal funds wired, but the right to charge for this service is reserved.

         For additional assistance with sales or account information, contact:

                  Keystone Institutional Company, Inc.
                  200 Berkeley Street
                  Boston, Massachusetts 02116-5034
                  TEL: 1-800-633-4200
                  FAX: 1-617-338-3366


--------------------------------------------------------------------------------
                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

         Shares of the Fund may be redeemed at net asset value by mail or by using the telephone or telecommunication redemption privilege.

MAIL REDEMPTIONS

         Shares may be redeemed on each day on which the Exchange is open by mailing a written request to KIRC at the following address:

                  Keystone Investor Resource Center, Inc.
                  P.O. Box 2121
                  Boston, Massachusetts 02106-2121

         The signatures on the written request must be PROPERLY GUARANTEED by a U.S. stock exchange member, a bank or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and KIRC's policies when the circumstances of such redemptions indicate that guaranteed signatures are appropriate, in the judgment of the Fund or KIRC, for the protection of the Fund, its shareholders and KIRC.

TELEPHONE OR TELECOMMUNICATION REDEMPTIONS

         Shares may be redeemed on each day on which the Exchange is open for business by telephone (toll free 1-800-633-2700), mailgram, facsimile or other request not bearing a signature and a signature guarantee to KIRC.

         Shareholders must complete and sign the Account Application, including the Redemption Authorization.

         Redemption proceeds will be wired in federal funds only to the commercial bank (and account number) designated by the shareholder on the Account Application form. CONSEQUENTLY, SHAREHOLDERS MUST COMPLETE AN ACCOUNT APPLICATION, INCLUDING THE REDEMPTION AUTHORIZATION. If KIRC deems it appropriate, additional documentation may be required. Although at present KIRC pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

         Except as otherwise noted, neither the Fund, KIRC nor FICO assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over the telephone are genuine including recording verbal instructions. Neither the Fund, KIRC nor FICO will be liable when following instructions received by telephone that KIRC reasonably believes to be genuine.

         The Fund computes the amount due a shareholder at the close of the Exchange at the end of the day on which it has received all proper documentation. Payment will be made promptly and, in any event, within seven days after a properly completed redemption request is received, subject to suspension of the right of redemption or extension of the date for payment when
(1) the Exchange is closed, other than customary weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

         Any change in the bank account designated to receive redemption proceeds must be made in another Account Application signed by the shareholder (WITH SIGNATURES PROPERLY GUARANTEED IN THE MANNER DESCRIBED ABOVE) and delivered to KIRC at the address above.

         If a shareholder redeems all the shares in an account, the shareholder will receive, in addition to the value thereof, all declared but unpaid distributions thereon.

GENERAL

         The Fund reserves the right, at any time, to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail.


--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

         Details on all shareholder services may be obtained from KIRC by calling toll free 1-800-633-2700 or from FICO by writing FICO at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

SHAREHOLDER ACCOUNTS

         Each investor will automatically have established an account under which it will receive a statement showing details of all transactions, including the current balance of full and fractional shares in the account.

SUBACCOUNTS

         Special processing has been arranged with KIRC for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail itself of KIRC's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

EXCHANGES

         A shareholder who has obtained the appropriate prospectus may exchange shares of the Fund for shares of any of the funds in the Keystone Institutional Fund Family, on the basis of their respective net asset values by calling toll free 1-800-343-2898 or by writing KIRC at Box 2121, Boston, Massachusetts 02106-2121. (See "How to Redeem Shares" for additional information with respect to telephone transactions.)

         Fund shares purchased by check may be exchanged for shares of the named funds. You may exchange your shares for another Keystone Institutional Fund by calling or writing to Keystone or FICO. The Fund reserves the right to terminate this exchange offer or to change its terms.

         Orders for exchanges received by the Fund prior to 4:00 p.m. on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. on any business day will be executed at the respective net asset values determined at the close of the next business day.

         An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate both purchase and exchange privileges of any shareholder who attempts to market time or implement tactical asset allocation programs that generate excessive transactions.

         An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange constitutes a sale for federal income tax purposes.

         The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.


--------------------------------------------------------------------------------
                                PERFORMANCE DATA
--------------------------------------------------------------------------------

         From time to time, the Fund may discuss "total return" and "current yield." BOTH FIGURES ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return refers to the fund's average annual compounded rate of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting figure assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts.

         Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period. Due to the nature of this Fund, dividends and current yield will be minimal.

         The Fund may also include comparative performance information in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., PIPER, Nelson Publications, Inc., or other industry sources.


--------------------------------------------------------------------------------
                                  FUND SHARES
--------------------------------------------------------------------------------

         The Trust currently issues shares of only one series of shares, those of the Fund. The Fund currently issues one class of shares, which participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. The Trust is authorized to issue additional series or classes of shares.

         Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by series or class. The Trust is not required by its Declaration of Trust to hold annual meetings. However, the Trust intends to hold meetings at least annually. The Trust will have special meetings from time to time as required under its Declaration of Trust and under the 1940 Act. As provided in the Declaration of Trust of the Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. As prescribed by Section 16(c) of the 1940 Act, shareholders may be eligible for shareholder communication assistance in connection with the special meeting.

         Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Trust's obligations. The Trust's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Trust's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Trust's obligations. Disclaimers of such liability are included in each Trust and Fund agreement.


--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         KIRC, located at 101 Main Street, Cambridge, Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone and serves as the Fund's transfer agent and dividend disbursing agent.

         When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

         Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.


--------------------------------------------------------------------------------
                       ADDITIONAL INVESTMENT INFORMATION
--------------------------------------------------------------------------------


         The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.


REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be credit-worthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund intends only to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.


LOANS OF SECURITIES TO BROKER-DEALERS

         The Fund may lend its portfolio securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral at all times at least equal in value to the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if, as a result, the aggregate of all outstanding securities loans exceeds 50% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

DERIVATIVES
  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes, although the Fund generally uses derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options and futures, is provided later in this section and is provided in the Fund's statement of additional information. The Fund does not presently engage in the use of forwards or swaps.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

 * Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

 * Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

 * Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

 * Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. The Fund may write (i.e., sell) covered call and put options for hedging purposes. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. Such securities will be maintained in a segregated account with the Fund's custodian. If the Fund has written options against all of its securities which are eligible for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains liquid assets having a value equal to or greater than the exercise price of the option with the Fund's custodian in a segregated account.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS. The Fund may purchase call and put options. The Fund would normally purchase call options to hedge against an increase in the market value of the Fund's securities. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price, upon exercise of the option, during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeds the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

  The Fund may purchase put or call options; including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities until the options expire or are exercised.

  The Fund would normally purchase put options to hedge against a decline in the market value of securities in its portfolio (protective puts). The Fund will not engage in such transactions for speculation. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price, upon exercise of the option, during the option period. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities declined below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize a loss on the purchase of the put option.

  The Fund may purchase put and call options on securities indices for the same purposes as the purchase of options on securities. Currently, only options on stock indices are traded and only on national exchanges. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Fund's purchases of securities index options is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally cannot match exactly the composition of an index.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

  OPTIONS TRADING MARKETS. Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities.

  The Securities and Exchange Commission is of the view that the premiums that the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its investment policies pertaining to illiquid securities. The Fund currently complies with the position taken by the Securities and Exchange Commission that the premiums that the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets.


FUTURES TRANSACTIONS

  The Fund may enter into futures contracts based on securities indices and may write options on such contracts. The Fund intends to enter into such contracts and put and call options thereon for hedging purposes. The Fund may enter into other types of futures contracts that may become available and relate to the securities held by the Fund. A futures contract is an agreement to buy or sell securities or currencies at a specified price during a designated month. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated. The Fund will "cover" its futures contract obligations by maintaining in a segregated account with its custodian the securities or currencies underlying the contract or liquid assets, such as cash, U.S. Government securities or other appropriate high grade debt obligations, sufficient in amount to satisfy the Fund's contract obligations.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund would sell futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract were purchased by the Fund, the value of the contract would tend to rise when the value of the underlying securities or currencies increased and to fall when the value of such securities or currencies declined. The Fund intends to purchase futures contracts in order to fix what is believed by its portfolio manager to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also may purchase put and call options on securities and currency futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may write (sell) put and call options on futures contracts for hedging purposes. The writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Conversely, the writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

  Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. In addition, futures contracts transactions involve the remote risk that a party participating in a transaction will not be able to fulfill its obligations and the amount of the obligation will exceed the ability of the clearing broker to satisfy. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage.

                          KEYSTONE INSTITUTIONAL TRUST
            KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                          KEYSTONE INSTITUTIONAL TRUST
            KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND

                               FEBRUARY __, 1996

         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Institutional Trust (the "Trust") relating to its series of shares named Keystone Institutional Small Capitalization Growth Fund (the "Fund") dated February __, 1996. A copy of the prospectus may be obtained from Fiduciary Investment Company ("FICO" or the "Principal Underwriter"), the Fund's principal underwriter, located at 200 Berkeley Street, Boston, Massachusetts, 02116-5034 or your broker-dealer.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                       Page

                  Investment Objective and Policies                      2
                  Investment Restrictions                                2
                  Valuation of Securities                                5
                  Distributions and Taxes                                5
                  Declaration of Trust                                   6
                  Investment Manager and Adviser                         8
                  Trustees and Officers                                 10
                  Principal Underwriter                                 14
                  Brokerage                                             15
                  Standardized Total Return
                    and Yield Quotations                                16
                  Additional Information                                17
                  Appendix                                             A-1

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

         The Trust is an open-end, diversified management investment company that is authorized to issue more than one series of shares. At this time, the Trust issues only one series of shares, the Keystone Institutional Small Capitalization Growth Fund (the "Fund"). The Fund's investment objective is to provide shareholders with long-term growth of capital. It is the Fund's policy to invest its assets as fully as practicable.

--------------------------------------------------------------------------------
                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without the vote of a majority (as defined in the Investment Company Act of 1940 ("1940 Act")) of the Fund's outstanding voting shares. Unless otherwise stated, all references to Fund assets are in terms of current market value.

         The Fund may not do the following:

         (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, all as determined at the time of purchase; provided that these limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities;

         (2) concentrate its investments in the securities of issuers in any one industry other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

         (3) borrow money, except that the Fund may (a) borrow from any bank, provided that, immediately after any such borrowing there is asset coverage of at least 300% for all borrowings; (b) borrow for temporary purposes only and in an amount not exceeding 5% of the value of the Fund's total assets, computed at the time of borrowing; or (c) enter into reverse repurchase agreements, provided that, immediately after entering into any such agreements, there is asset coverage of at least 300% of all bank borrowings and reverse repurchase agreements;

         (4) issue senior securities, except that the Fund may (a) make permitted borrowings of money; (b) enter into firm commitment agreements and collateral arrangements with respect to the writing of options on securities and engage in permitted transactions in futures and options thereon and forward contracts; and (c) issue shares of any additional permitted classes or series;

         (5) invest in real estate or commodities, except that the Fund may (a) invest in securities directly or indirectly secured by real estate and interests therein and securities of companies that invest in real estate and interests therein, including mortgages and other liens; and (b) enter into financial futures contracts and options thereon for hedging purposes and enter into forward contracts; or

         (6) make loans, except that the Fund may make, purchase, or hold publicly and nonpublicly offered debt securities (including convertible securities) and other debt investments, including loans, consistent with its investment objective; (b) lend its portfolio securities to broker-dealers; and
(c) enter into repurchase agreements.

NON-FUNDAMENTAL INVESTMENT POLICIES

         It is the position of the staff of the Securities and Exchange Commission that investment (including holdings of debt securities) of more than 25% of the value of the Fund's assets in any one industry or group of industries represents concentration, it being understood that securities issued by the U.S. government or state governments or political subdivisions thereof are excluded from the calculation because these issuers are not considered by the staff of the Securities and Exchange Commission to be members of any industry.

         The Fund intends to follow the policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 10% of its net assets. The purchase of restricted securities is not to be deemed engaging in underwriting.

         In order to permit the sale of Fund shares in certain states or foreign countries, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund, it may revoke the commitment by terminating sales of its shares in the state or country involved.

--------------------------------------------------------------------------------
                            VALUATION OF SECURITIES
--------------------------------------------------------------------------------

     Current values for the Fund's securities are generally determined as follows:

     (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

     (2) securities traded in the over-the-counter market, other than on NMS, for which market quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

     (3) instruments having maturities of more than sixty day for which market quotations are readily available, are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Board of Trustees;

     (4) instruments purchased with maturities of sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; instruments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and which, in either case, reflects fair value as determined by the Board of Trustees; and

     (5) the following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.

     Foreign securities for which market quotations are not readily available are valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to
transactions  in  such  securities,   quotations  from  broker-dealers,   market
transactions in comparable securities and various relationships between securities and yield to maturity in determining value.


--------------------------------------------------------------------------------
                            DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

         The Fund distributes to its shareholders dividends from net investment income and net realized long-term and short-term capital gains annually in shares or, at the option of the shareholder, in cash. (Distributions of ordinary income may be eligible in whole or in part for the corporate 70% dividends received deduction.) Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share computed at the end of the day on the record date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks as appropriate will be mailed to shareholders by the 15th of the appropriate month. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares. Instructions continue in effect until changed in writing.

         Distributed long-term capital gains are taxable as such to the shareholder regardless of the period of time Fund shares have been held by the shareholder. However, if such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long-term capital loss on such shares to the extent of the long-term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.

         When the Fund makes a distribution, it intends to distribute only the Fund's net capital gains and such income as has been predetermined to the best of the Fund's ability to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.

--------------------------------------------------------------------------------
                              DECLARATION OF TRUST
--------------------------------------------------------------------------------

MASSACHUSETTS BUSINESS TRUST

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated November 30, 1995. The Trust is similar in most respects to a business corporation. The principal distinction between the Trust and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust (the "Declaration of Trust") is filed as an exhibit to the Registration Statement of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of a Fund represents an equal proportionate interest with each other share of that series and class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. The Trust is authorized to issue additional classes or series of shares. The Trust currently issues one series and one class of shares, but may issue additional series or classes of shares at a later date.

SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. If the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because
(1) the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees; and (2) the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. However, the Trust intends to hold meetings at least annually. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of a Fund have equal voting rights. No amendment may be made to the Declaration of Trust which adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

--------------------------------------------------------------------------------
                         INVESTMENT MANAGER AND ADVISER
--------------------------------------------------------------------------------

         Subject to the general supervision of the Trust's Board of Trustees, Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, provides investment advice, management and administrative services to the Fund. Keystone, organized in 1932, is a wholly-owned subsidiary of Keystone Investments, 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a corporation privately owned by current and former members of management and certain employees of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey, and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates and the Keystone Investments Family of Funds.

         Except as otherwise noted below, pursuant to an Investment Advisory and Management Agreement with the Trust with resect to the Fund (the "Advisory Agreement") and subject to the supervision of the Trust's Board of Trustees, Keystone manages and administers the Fund's operation and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objective and restrictions. The Advisory Agreement stipulates that Keystone shall provide office space, all necessary office facilities, equipment and personnel in connection with its services under the Advisory Agreement and pay or reimburse the Fund for the compensation of officers and Trustees of the Trust who are affiliated with the investment adviser as well as pay all expenses of Keystone incurred in connection with the provision of its services. All charges and expenses other than those specifically referred to as being borne by Keystone will be paid by the Fund, including, but not limited to, custodian charges and expenses; bookkeeping and auditors' charges and expenses; transfer agent charges and expenses; fees of Independent Trustees; brokerage commissions; brokers' fees and expenses; issue and transfer taxes; taxes and trust fees payable to governmental agencies; fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (sometimes referred herein as the "SEC" or the "Commission") or under state or other securities laws, expenses of preparing, printing and mailing reports, prospectuses, statements of additional information, notices, and proxy materials to shareholders of the Fund; expenses of shareholders' and Trustees' meetings; charges and expenses of legal counsel for the Trust and for the Trustees of the Trust on matters relating to the Fund; charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of the Fund.

         As compensation for its services to the Fund, Keystone is entitled to a fee at the annual rate set forth below:

Management                                            Aggregate Net Asset Value
Fee                                                   of the Shares of the Fund
-------------------------------------------------------------------------------

0.80%     of the first                                     $100,000,000, plus
0.75%     of the next                                      $150,000,000, plus
0.65%     of amounts over                                  $250,000,000

computed as of the close of business on each business day and paid daily.

         As a continuing condition of registration of shares in a state, Keystone has agreed to reimburse the Fund annually for certain operating expenses incurred by the Fund in excess of certain percentages of the Fund's average daily net assets. However, Keystone is not required to make such reimbursements to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. This condition may be modified or eliminated in the future.

         Under the Advisory Agreement any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

         The Advisory Agreement continues in effect only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding shares, and such renewal has been approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

--------------------------------------------------------------------------------
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

         Trustees and officers of the Trust, their principal occupations and some of their affiliations over the last five years are as follows:

*ALBERT H. ELFNER, III: President, Chief Executive Officer and Trustee of the
         Fund; Chairman of the Board, President, Director and Chief Executive Officer of Keystone Investments, Inc. ("Keystone Investments"); President, Chief Executive Officer and Trustee or Director of all 30 Funds in the Keystone Investments Family of Funds; Director and Chairman of the Board, Chief Executive Officer and Vice Chairman of Keystone Investment Management Company ("Keystone"); Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional") (formerly named Keystone Investment Management Corporation), and Keystone Fixed Income Advisors ("KFIA"); Director, Chairman of the Board, Chief Executive Officer and President of Keystone Management, Inc. ("Keystone Management"), Keystone Software Inc. ("Keystone Software"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; Director of Keystone Investment Distributors Company ("the Principal Underwriter"), Keystone Investor Resource Center, Inc. ("KIRC"), and Fiduciary Investment Company, Inc. ("FICO"); Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; former Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); former Director and Vice President of Robert Van Partners, Inc.; and former Trustee of Neworld Bank.

FREDERICK AMLING: Trustee of the Fund; Trustee or Director of all other Keystone
         Investments Funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); Member, Board of Advisers, Credito Emilano (banking); and former Economics and Financial Consultant, Riggs National Bank.

CHARLES A. AUSTIN III: Trustee of the Fund; Trustee or Director of all other Keystone Investments Funds; Investment Counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice) and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Trustee of the Fund; Director of
         Keystone Investments; Chairman of the Board and Trustee or Director of all other Keystone Investments Funds; Director and Chairman of the Board of Hartwell Keystone; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Chairman of the Board and Chief Executive Officer of Keystone Investments; and former Chief Executive Officer of the Fund.

EDWIN D. CAMPBELL: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Executive Director, Coalition of Essential Schools, Brown University; Director and former Executive Vice President, National Alliance of Business; former Vice President, Educational Testing Services; and former Dean, School of Business, Adelphi University.

CHARLES F. CHAPIN: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; former Group Vice President, Textron Corp.; and former Director, Peoples Bank (Charlotte, N.C).

LEROY KEITH, JR.: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

K. DUN GIFFORD: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Chairman of the Board, Director and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments and Keystone.

F. RAY KEYSER, JR.: Trustee of the Fund; Trustee or Director of all other Keystone Investments Funds; Of Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Vermont Electric Power Company, Inc., Grand Trunk Corporation, Central Vermont Railway, Inc., S.K.I. Ltd., Sherburne Corporation, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc. and the Investment Company Institute; former Governor of Vermont; former Director and President, Associated Industries of Vermont; former Chairman and President, Vermont Marble Company; former Director of Keystone; and former Director and Chairman of the Board, Green Mountain Bank.

DAVID M. RICHARDSON: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc. and J & M Cumming Paper Co.

RICHARD J. SHIMA: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of Connecticut, Hartford Hospital, Old State House Association and Enhanced Financial Services, Inc.; Member, Georgetown College Board of Advisors; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Kingswood-Oxford School and Greater Hartford YMCA; former Director, Executive Vice President and Vice Chairman of The Travelers Corporation; and former Managing Director of Russell Miller, Inc.

ANDREW J. SIMONS: Trustee of the Fund; Trustee or Director of all other
         Keystone Investments Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; former President, Nassau County Bar Association; former Associate Dean and Professor of Law, St. John's University School of Law.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; Director, Senior Vice President, Chief Financial Officer and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation, Keystone Trust Company; Treasurer of Keystone Institutional, and FICO; Treasurer and Director of Keystone Management, and Keystone Software; Vice President and Treasurer of KFIA; and Director of KIRC; former Treasurer and Director of Hartwell Keystone; former Treasurer of Robert Van Partners, Inc.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; and President of Keystone.

KEVIN J. MORRISSEY: Treasurer of the Fund; Treasurer of all other Keystone
         Investments Funds; Vice President of Keystone Investments; Assistant Treasurer of FICO and Keystone; and former Vice President and Treasurer of KIRC.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
         Vice President and Secretary of all other Keystone Investments Funds; Senior Vice President, General Counsel and Secretary of Keystone; Senior Vice President, General Counsel, Secretary and Director of the Principal Underwriter, Keystone Management and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel and Director of FICO and KIRC; Vice President and Secretary of KFIA; Senior Vice President, General Counsel and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; former Senior Vice President and Secretary of Hartwell Keystone and Robert Van Partners, Inc.

* This Trustee may be considered an "interested person" within the meaning of the 1940 Act.

         Mr. Elfner and Mr. Bissell are "interested persons" by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Keystone, the Principal Underwriter and KIRC. Mr. Elfner and Mr. Bissell own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, Chief Executive Officer and a Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         Annual retainers and meeting fees paid by all funds in the Keystone Investments Family of Funds (which includes over 30 mutual funds) for the fiscal period ended October 31, 1995, totalled approximately $477,480. On October 31, 1995, the Trustees and officers beneficially owned less than 1.0% of the Fund's then outstanding shares.

         The address of all the Trust's Trustees and officers and the address of the Trust is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

--------------------------------------------------------------------------------
                             PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

         The Trust has entered into a Distribution Agreement with FICO (the "Distribution Agreement"). FICO is a wholly-owned subsidiary of Keystone.

         The Trust has appointed FICO to act as Principal Underwriter of the Fund's shares in such states as the Fund may, from time to time, designate. FICO will act as agent for the Fund and not as principal. FICO will have the right to obtain subscriptions for and to sell shares as agent of the Fund.

         All subscriptions and sales of shares by FICO are at the offering price of the shares in accordance with the provisions of the Trust's Declaration of Trust and By-Laws, and the current prospectus and statement of additional information. All orders are subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. Under the Distribution Agreement, the Fund is not liable to anyone for failure to accept any order.

         FICO has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares and will indemnify and hold harmless the Trust, and each person who has been, is or may be a Trustee or officer of the Trust or the Fund, against expenses reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of FICO or any other person for whose acts FICO is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Distribution Agreement provides that it will remain in effect for two years and from year to year thereafter as long as its terms and continuance are approved by a majority of the Trust's Independent Trustees at least annually at a meeting called for that purpose, and if its continuance is approved annually by vote of a majority of Trustees, or by vote of a majority of the outstanding shares of the Fund.

         The Distribution Agreement may be terminated, without penalty, on 60 days' written notice by the Trust or on 90 days' written notice by FICO. The Distribution Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

--------------------------------------------------------------------------------
                                   BROKERAGE
--------------------------------------------------------------------------------

         It is the policy of the Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund or Keystone is considered to be in addition to and not in lieu of services required to be performed by Keystone under the Advisory Agreement. The cost, value and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of Keystone or any of its affiliates who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone does follow such a practice, it will do so on a basis which is fair and equitable to the Fund.

         The Fund expects that purchases and sales of securities usually will be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities for the Fund's portfolio thereby taking advantage of the lower purchase price available to members of such a group.

         Neither Keystone nor the Fund intends to place securities transactions with any particular broker-dealer or group thereof.

         The policy of the Fund with respect to trading and brokerage is and will be reviewed by the Trust's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         Investment decisions for the Fund are made independently by Keystone from those of the other funds and investment accounts managed by Keystone or any of its affiliates. It may frequently develop that the same investment decision is made for more than one such fund or account. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one such fund or account. When two or more such funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security with respect to the Fund. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

         In no instance are portfolio securities purchased from or sold to Keystone, the Principal Underwriter or any of their affiliated persons, as defined in the 1940 Act and rules and regulations issued thereunder.

--------------------------------------------------------------------------------
                           STANDARDIZED TOTAL RETURN
--------------------------------------------------------------------------------

         Total return figures for the Fund as they may appear, from time to time, in marketing materials are calculated by finding the average annual compounded rates of return over one, five and ten year periods on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment, all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the one, five or ten year periods.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

SMALL ACCOUNTS

         The Fund reserves the right to redeem shares in any account in which the value of shares is less than $25,000 or aggregate of $1,000,000. The redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified if their accounts are less than such amount and given 60 days to bring the account up to such amount before the redemption is made.

 REDEMPTIONS IN KIND

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself under the 1940 Act, however, to redeem for cash all shares presented for redemption by any one shareholder in any 90-day period up to the lesser of $250,000 or 1% of the Fund's net assets. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

OTHER INFORMATION

         State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Fund (the "Custodian"). The Custodian performs no investment management functions for the Fund, but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, located at One Boston Place, Boston, Massachusetts 02108, Certified Public Accountants, are the independent auditors for the Fund.

         Keystone Investor Resource Center, Inc., located at 101 Main Street, Cambridge, Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone and acts as transfer agent and dividend disbursing agent for the Trust and the Fund.

         As of December 1, 1995, Keystone Investment Management Company owned of record 100% of the Fund's outstanding shares.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information or in supplemental sales literature issued by the Fund or the Principal Underwriter. No person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this statement of additional information omit certain information contained in its registration statement filed with the Securities and Exchange Commission (the "Commission"), which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

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                                    APPENDIX
--------------------------------------------------------------------------------

                            MONEY MARKET INSTRUMENTS

         The Fund's investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation, PRIME-1 by Moody's Investors Service, Inc. or F-1 by Fitch Investors Service, Inc. These ratings and other money market instruments are described as follows:

COMMERCIAL PAPER RATINGS

         Commercial paper rated A-1 by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

         The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

         The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

         Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of United States Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

                             DERIVATIVE INSTRUMENTS
  Derivatives have been variously defined to include forwards, futures, options, mortgage-backed securities, other asset-backed securities and structured securities, such as interest rate swaps, equity swaps, index swaps, currency swaps and caps and floors. These basic vehicles can also be combined to create more complex products, called hybrid derivatives. The following discussion addresses options and futures.

OPTIONS TRANSACTIONS

WRITING COVERED OPTIONS
  The Fund writes only covered options. Options written by the Fund will normally have expiration dates of not more than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written.

  Unless the option has been exercised, the Fund may close out an option it has written by effecting a closing purchase transaction, whereby it purchases an option covering the same underlying security and having the same exercise price and expiration date ("of the same series") as the one it has written. If the Fund desires to sell a particular security on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security. If the Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

  Because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code, the extent to which the Fund may write covered call options and enter into so-called "straddle" transactions involving put and call options may be limited.

  Many options are traded on registered securities exchanges. Options traded on such exchanges are issued by the Options Clearing Corporation ("OCC"), a clearing corporation which assumes responsibility for the completion of options transactions.

OPTION WRITING AND RELATED RISKS
  The Fund may write covered call and put options. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period.

  So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time as the writer effects a closing purchase transaction by purchasing an option of the same series as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. For options traded on national securities exchanges ("Exchanges"), to secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the OCC, an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the order side of every purchase and sale transaction on an Exchange and, by doing so, gives its guarantee to the transaction.

  The principal reason for writing options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. In return for the premium, the covered call option writer has given up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Conversely, the put option writer gains a profit, in the form of a premium, so long as the price of the underlying security remains above the exercise price, but assumes an obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the price of the security may fall below the exercise price, at any time during the option period. If an option expires, the writer realizes a gain in the amount of the premium. Such a gain may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill his obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security. In addition, the premium paid for the put effectively increases the cost of the underlying security, thus reducing the yield otherwise available from such securities.

  Because the Fund can write only covered options, it may at times be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. This may result in higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs.

         To the extent that a secondary market is available the covered option writer may close out options it has written prior to the assignment of an exercise notice by purchasing, on a closing purchase transaction, an option of the same series as the option previously written. If the cost of such a closing purchase, plus transaction costs, is greater than the premium received upon writing the original option, the writer will incur a loss in the transaction.

PURCHASING PUT AND CALL OPTIONS
  The Fund can close out a put option it has purchased by effecting a closing sale transaction; for example, the Fund may close out a put option it has purchased by selling a put option. If, however, a secondary market does not exist at a time the Fund wishes to effect a closing sale transaction, the Fund will have to exercise the option to realize any profit. In addition, in a transaction in which the Fund does not own the security underlying a put option it has purchased, the Fund would be required, in the absence of a secondary market, to purchase the underlying security before it could exercise the option. In each such instance, the Fund would incur additional transaction costs. The Fund may also purchase call options for the purpose of offsetting previously written call options of the same series.

  The Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which the Fund may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

  The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (protective puts) or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's securities. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefitting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize a loss on the purchase of the put option.

  The Fund may purchase put and call options on securities indices for the same purposes as the purchase of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

OPTIONS TRADING MARKETS
  Options in which the Fund will trade are generally listed on Exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific, and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in the prospectus and the statement of additional information.

  The staff of the Commission currently is of the view that the premiums which the Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of the Fund's compliance with its policies pertaining to illiquid securities.

  RISKS PERTAINING TO THE SECONDARY MARKET. An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and might incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

  Reasons for the absence of a liquid secondary market include the following:
(i) insufficient trading interest in certain options; (ii) restrictions imposed on transactions (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange or by a broker; (v) inadequacy of the facilities of an Exchange, the OCC or a broker to handle current trading volume; or (vi) a decision by one or more Exchanges or a broker to discontinue the trading of options (or a particular class or series of options), in which event the secondary market in that class or series of options would cease to exist, although outstanding options that had been issued as a result of trades would generally continue to be exercisable in accordance with their terms.

  The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS
  The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

  The Fund intends to engage in options transactions that are related to currency and other financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

  Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to enter into such futures contracts for speculation.

FUTURES CONTRACTS
  Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify currencies, financial instruments or financially based indexes as the underlying commodity.

  U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the U.S. are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

OPTIONS ON CURRENCY AND OTHER FINANCIAL FUTURES
  The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options. Options on currency and other financial futures contracts are similar to options on stocks except that an option on a currency or other financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, currency or other financial instruments at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

  The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS
  The purchase of protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS
  The purchase of call options on currency and other financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, the purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on currency or other financial futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING CURRENCY AND OTHER FINANCIAL FUTURES CONTRACTS OR RELATED OPTIONS
  The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS ON SUCH FUTURES CONTRACTS
  The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

  In instances involving the purchase or sale of futures contracts by the Fund, an amount of cash and cash equivalents or securities equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian. In addition, in the case of a purchase, the Fund may be required to make a deposit to a margin account with a Broker to collateralize the position, and in the case of a sale, the Fund may be required to make daily deposits to the buyer's margin account. The Fund would make such deposits in order to insure that the use of such futures is unleveraged.

FEDERAL INCOME TAX TREATMENT
  For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long term and 40% short term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

  In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. The Internal Revenue Code effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, the Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

RISKS OF FUTURES CONTRACTS
  Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

  At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

  Because of the low margin deposits required, futures trading normally involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. In order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

  Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF OPTIONS ON FUTURES CONTRACTS
  In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

FOREIGN CURRENCY TRANSACTIONS
  The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the Fund's share value will be affected by changes in exchange rates.




#10160670

                          KEYSTONE INSTITUTIONAL TRUST
            KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND

                                     PART C

                               OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

             (to be filed by pre-effective amendment)

Item 24(a).  Financial Statements:

Financial Highlights                                          Not Applicable

Statement of Investments                                      Not Applicable

Statement of Assets and Liabilities                           November 30, 1995

Statement of Operations                                       Not Applicable

Statement of Change in Net Assets                             Not Applicable

Notes to Financial Statements                                 November 30, 1995

Report of Independent Auditors
dated November 30, 1995

SUPPORTING SCHEDULES

All schedules are omitted as the required information is inapplicable.

(24)(b)  Exhibits


 (1) A copy of the Registrant's Declaration of Trust is filed with this Registration Statement as Exhibit 24(b)(1).

 (2) A copy of the Registrant's By-Laws is filed with this Registration Statement as Exhibit 24(b)(2).

 (3) Not applicable.

 (4) Not applicable.

 (5) A copy of the form of Investment Management and Advisory Agreement between Registrant and Keystone Investment Management Company is filed with this Registration Statement as Exhibit 24(b)(5).

 (6) A copy of the form of Principal Underwriting Agreement between Registrant and Keystone Investment Management Company is filed with this Registration Statement as Exhibit 24(b)(6).

 (7) Not applicable.

 (8) A copy of the form of Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank and Trust Company is filed with this Registration Statement as Exhibit 24(b)(8).

 (9) Not applicable.

(10) Opinion of counsel as to the legality of the shares being registered is filed with this Registration Statement as Exhibit 24(b)(10).

(11) Consent as to use of Report of Registrant's independent auditors will be filed by pre-effective amendment to this Registration Statement as Exhibit 24(b)(17).

(12) Not applicable.

(13) A copy of the Subscription Agreement between Registrant and Keystone Investment Management Company is filed with this Registration Statement as
     Exhibit 24(b)(13).

(14) Not applicable.

(15) Not applicable.

(16) Not applicable.

(17) Financial Data Schedules will be filed by pre-effective amendment as
     Exhibit 27.

(18) Not applicable.

(19) Not applicable.

Item 25.  Persons Controlled by or Under Common Control With Registrant

          Not applicable.


Item 26.  Number of Holders of Securities

                                                     Number of Record Holders
          Title of Class                             as of November 30, 1995
          --------------                             ------------------------

          Shares of Beneficial                                  1
          Interest

Item 27.  Indemnification

         Provisions for the indemnification of the Registrant's Trustees and officers are contained in Article VIII of Registrant's Declaration of Trust, a copy of the form of which is filed with this Registration Statement as Exhibit 24(b)(1) and is incorporated by reference herein.

         Provisions for the indemnification of Fiduciary Investment Company, Inc., the Registrant's Principal Underwriter, are contained in Section 7 of the Principal Underwriting Agreement between the Registrant and Fiduciary Investment Company, Inc., a copy of the form of which is filed with this Registration Statement as Exhibit 24(b)(6) and is incorporated by reference herein.

         Provisions for the indemnification of Keystone Investment Management Company, Registrant's investment adviser, are contained in Section 5 of the Investment Advisory and Management Agreement between Registrant and Keystone Investment Management Company, a copy of the form of which is filed with this Registration Statement as Exhibit 24(b)(5) and is incorporated by reference herein.

Item 28. Businesses and Other Connections of Investment Adviser

         The following table lists the names of the various officers and directors of Keystone Investment Management Company, the Registrant's investment adviser, and their respective positions. For each named individual, the table lists, for at least the past two fiscal years,
         (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY


                           Position with
                           Keystone
                           Investment
Name                       Management Company     Other Business Affiliations
----                       ------------------     ---------------------------

Albert H. Elfner, III      Chairman of            Chairman of the Board,
                           the Board,             Chief Executive Officer,
                           Chief Executive        President and Director:
                           Officer,and             Keystone Investments, Inc.
                           Director                Keystone Management, Inc.
                                                   Keystone Software, Inc.
                                                   Keystone Asset Corporation
                                                   Keystone Capital Corporation
                                                  Chairman of the Board and
                                                  Director:
                                                   Keystone Fixed Income
                                                    Advisers, Inc.
                                                   Keystone Institutional
                                                    Company, Inc.
                                                  President and Director:
                                                   Keystone Trust Company
                                                  Director or Trustee:
                                                   Fiduciary Investment
                                                    Company, Inc.
                                                   Keystone Investment
                                                    Distributors Company
                                                   Keystone Investor
                                                    Resource Center, Inc.
                                                   Boston Children's
                                                    Services Associates
                                                   Middlesex School
                                                   Middlebury College
                                                  Former Trustee or Director:
                                                   Neworld Bank
                                                   Robert Van Partners, Inc.

Philip M. Byrne            Director               President and Director:
                                                   Keystone Institutional
                                                    Company, Inc.
                                                  Senior Vice President:
                                                   Keystone Investments, Inc.

                           Position with
                           Keystone
                           Investment
Name                       Management Company     Other Business Affiliations
----                       ------------------     ---------------------------

Herbert L. Bishop, Jr.     Senior Vice            None
                           President

Donald C. Dates            Senior Vice            None
                           President

Gilman Gunn                Senior Vice            None
                           President

Edward F. Godfrey          Director,              Director, Senior Vice
                           Senior Vice            President
                           President,             Chief Financial Officer and
                           Treasurer and          Treasurer:
                           Chief Financial         Keystone Investments, Inc.
                           Officer                 Keystone Investment
                                                    Distributors Company
                                                  Treasurer:
                                                   Keystone Institutional
                                                    Company, Inc.
                                                   Keystone Management,
                                                    Inc.
                                                   Keystone Software, Inc.
                                                   Fiduciary Investment
                                                    Company, Inc.
                                                  Former Treasurer and
                                                   Director:  Hartwell
                                                   Keystone Advisers, Inc.

James R. McCall            Director and           None
                           President

Ralph J. Spuehler, Jr.     Director               President and Director:
                                                   Keystone Investment
                                                    Distributors Company
                                                  Senior Vice President and
                                                  Director:
                                                   Keystone Investments, Inc.
                                                  Chairman and Director:
                                                   Keystone Investor
                                                    Resource Center, Inc.
                                                   Keystone Management, Inc.
                                                  Formerly President:
                                                   Keystone Management, Inc.
                                                  Formerly Treasurer:
                                                   The Kent Funds
                                                   Keystone Investments, Inc.
                                                   Keystone Investment
                                                   Management Company

                           Position with
                           Keystone
                           Investment
Name                       Management Company     Other Business Affiliations
----                       ------------------     ---------------------------

Rosemary D. Van Antwerp    Senior Vice            General Counsel, Senior
                           President,             Vice President and
                           General Counsel        Secretary:
                           and Secretary           Keystone Investments, Inc.
                                                  Senior Vice President and
                                                  General Counsel:
                                                   Keystone Institutional
                                                    Company, Inc.
                                                  Senior Vice President,
                                                  General Counsel and
                                                  Director:
                                                   Keystone Investor
                                                    Resource Center, Inc.
                                                   Fiduciary Investment
                                                    Company, Inc.
                                                   Keystone Investment
                                                    Distributors Company
                                                  Senior Vice President,
                                                  General Counsel, Director
                                                  and Secretary:
                                                   Keystone Management, Inc.
                                                   Keystone Software, Inc.
                                                  Former Senior Vice
                                                  President and Secretary:
                                                   Hartwell Keystone
                                                    Advisers, Inc.
                                                  Vice President and
                                                  Secretary:
                                                   Keystone Fixed Income
                                                    Advisers, Inc.

Harry Barr                 Vice President         None

Robert K. Baumback         Vice President         None


Betsy A. Blacher           Senior Vice            None
                           President

Francis X. Claro           Vice President         None

Kristine R. Cloyes         Vice President         None

                           Position with
                           Keystone
                           Investment
Name                       Management Company     Other Business Affiliations
----                       ------------------     ---------------------------


Christopher P. Conkey      Senior Vice            None
                           President

Richard Cryan              Senior Vice            None
                           President

Maureen E. Cullinane       Senior Vice            None
                           President

George E. Dlugos           Vice President         None

Antonio T. Docal           Vice President         None

Christopher R. Ely         Senior Vice            None
                           President


Robert L. Hockett          Vice President         None

Sami J. Karam              Vice President         None

Donald M. Keller           Senior Vice            None
                           President

George J. Kimball          Vice President         None

JoAnn L. Lyndon            Vice President         None

John C. Madden, Jr.        Vice President         None

Stephen A. Marks           Vice President         None

Eleanor H. Marsh           Vice President         None

Walter T. McCormick        Senior Vice            None
                           President

Barbara McCue              Vice President         None

Stanley  M. Niksa          Vice President         None

Robert E. O'Brien          Vice President         None

Margery C. Parker          Vice President         None

                           Position with
                           Keystone
                           Investment
Name                       Management Company     Other Business Affiliations
----                       ------------------     ---------------------------

William H. Parsons         Vice President         None


Daniel A. Rabasco          Vice President         None

David L. Smith             Vice President         None

Kathy K. Wang              Vice President         None

Judith A. Warners          Vice President         None

J. Kevin Kenely            Vice President         None
                           and Controller

Joseph J. Decristofaro     Asst. Vice President   None

Item 29. Principal Underwriter

           (a) Fiduciary Investment Company, Inc., the Trust's principal underwriter, also acts as principal underwriter or distributor for:

               Keystone Institutional Adjustable Rate Fund
               Master Reserves Trust


           (b) For information with respect to each officer and Director of Registrant's principal underwriter, see the following table:

                            Position and Offices         Position and
Name and Principal          with Fiduciary               Offices with
Business Address            Investment Company, Inc.     the Trust
------------------          ------------------------     -------------
Ralph J. Spuehler, Jr.      President and Director       None

Rosemary D. Van Antwerp     Senior Vice President,       Senior Vice
                            General Counsel and          President and
                            Director                     Secretary

Edward F. Godfrey           Treasurer                    Senior Vice
                                                         President

Jean S. Loewenberg          Clerk                        Assistant
                                                         Secretary

J. Kevin Kenely             Vice President and           None
                            Controller

Kevin J. Morrissey          Assistant Treasurer          Treasurer


         The business address of the above-listed persons is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Item 30.  Location of Accounts and Records

          200 Berkeley Street
          Boston, Massachusetts  02116-5034

          Keystone Investor Resource Center, Inc.
          101 Main Street
          Cambridge, Massachusetts  02142

          State Street Bank and Trust Company
          1776 Heritage Drive
          Quincy, Massachusetts  02171

          Data Vault Inc.
          3431 Sharp Slot Road
          Swansea, Massachusetts  02777


Item 31.  Management Services

          Not applicable.


Item 32.  Undertakings

          See attached undertakings.

UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or thereafter duly adopted pursuant to authority conferred in that section.

UNDERTAKING TO FILE POST-EFFECTIVE AMENDMENT

         The undersigned, Registrant, hereby undertakes to file with the Securities and Exchange Commission a Post-Effective Amendment to this Registration Statement using financial statements which need not be audited, within four to six months from the effective date of Registrant's Registration Statement.

UNDERTAKING TO COMPLY WITH SECTION 16(c) OF THE INVESTMENT COMPANY ACT OF 1940 APPLICABLE TO SHAREHOLDER COMMUNICATIONS

         So long as Registrant is not required by its Declaration of Trust or otherwise to hold annual meetings, Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 applicable to shareholder communications.

UNDERTAKING FOR DELIVERY OF ANNUAL REPORTS

         Upon request and without charge, the Registrant hereby undertakes to furnish each person to whom a copy of the Registrant's prospectus is delivered with a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 6th day of December, 1995.


                                               KEYSTONE INSTITUTIONAL TRUST
                                               Keystone Institutional Small
                                               Capitalization Growth Fund


                                              *By: /s/ Melina M.T. Murphy
                                                   ------------------------
                                                   Melina M.T. Murphy**
                                                   Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of December, 1995.

SIGNATURES                                  TITLE
----------                                  -----
/s/ Albert H. Elfner,III                    Chief Executive Officer, President
---------------------------                 and Trustee
Albert H. Elfner, III*

/s/ Edward F. Godfrey                       Treasurer (Principal Financial
---------------------------                 and Accounting Officer)
Edward F. Godfrey

                                              *By: /s/ Melina M.T. Murphy
                                                   ------------------------
                                                   Melina M.T. Murphy**
                                                   Attorney-in-Fact

SIGNATURES                                  TITLE
----------                                  -----

/s/ Rosemary D. Van Antwerp                 Trustee
---------------------------
    Rosemary D. Van Antwerp


/s/ Jean S. Loewenberg                      Trustee
---------------------------
    Jean S. Loewenberg


/s/ Melina M.T. Murphy                      Trustee
---------------------------
    Melina M.T. Murphy


/s/ James M. Wall                           Trustee
---------------------------
    James M. Wall

                               INDEX TO EXHIBITS

                                                                Page Number
                                                                in Sequential
Exhibit Number             Exhibit                              Numbering System
--------------             ------------                         ----------------

          1                Declaration of Trust

          2                By-Laws

          5                Investment Advisory and
                             Management Agreement

          6                Principal Underwriting Agreement

          8                Custodian, Trust Accounting
                             and Recordkeeping Agreement

         10                Opinion and Consent of Counsel

         13                Subscription Agreement